Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (35,823)	$ (9,230)
Adjustments to reconcile net loss to net cash used in operating activities:
Noncash interest expense	2,504	4,424
Noncash loss on change in fair value of convertible notes	3,108	311
Noncash issuance of inducement shares and in connection with the merger	7,254
Noncash issuance of warrants to financial advisor	330
Noncash issuance of warrants associated for ELOC Warrants	982
Loss on disposition of property and equipment, net		2
Stock-based compensation expenses	891	21
Gain on change in fair value of warrant liabilities	(895)
Loss on change in fair value of digital assets	555
Noncash merger transaction costs	500
Changes in assets and liabilities:
Other receivables		45
Prepaid expenses and other current assets	211	77
Other non-current assets	53	(25)
Accounts payable	3,560	645
Accrued expenses and other current liabilities	522	1,664
Net cash used in operating activities	(16,248)	(2,066)
Cash flows from investing activities
Purchase of digital assets	(2,000)
Purchase of property, plant and equipment	(8)
Net cash used in investing activities	(2,008)
Cash flows from financing activities
Proceeds from issuance of notes	1,450	3,210
Proceeds from ELOC	10,276
Proceeds from issuance of loans payable	11,000
Proceeds from issuance of convertible loan		16
Net cash received from the reverse recapitalization	2
Repayment of convertible notes, senior notes, promissory notes and other	(2,885)	(150)
Payment of deferred offering costs		(961)
Net cash provided by financing activities	19,843	2,115
Net increase in cash	1,587	49
Cash at the beginning of the period	191	142
Cash at the end of the period	1,778	191
Supplemental disclosures of non-cash investing and financing information:
Assumption of net liabilities of Northview	8,400
Increase in unpaid deferred offering costs		269
Conversion of preferred stock into common stock	65,149
Conversion of debt to equity	51,388
Financing of D&O insurance premium	657
Supplemental disclosure of cash flow information:
Cash paid for interest	296
Cash paid for taxes	$ 1